Note 21 - Deferred tax assets and liabilities - Recovery Analysis of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets to be recovered after 12 months	$ (208,870)	$ (245,547)
Deferred tax liabilities to be settled after 12 months	269,069	274,721
Later than one year [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets to be recovered after 12 months	(171,717)	(611,552)
Deferred tax liabilities to be settled after 12 months	$ 688,124	$ 782,128